TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP (Tables)	12 Months Ended
Dec. 31, 2011
TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP [Abstract]
Schedule of Finite-Lived Intangible Assets
As of December 31, 2011, the Company’s tenant origination and absorption costs and tenant relationship assets are as follows (in thousands):

	Tenant Origination and Absorption Costs	Tenant Relationship
Cost	$3,166	$564
Accumulated amortization	(75)	(7)

Net amount	$3,091	$557

Schedule of Amortization Expense of Finite-Lived Intangible Assets
Increases (decreases) in net income as a result of amortization of the Company’s tenant origination and absorption costs and tenant relationship assets for the year ended December 31, 2011 are as follows (in thousands):

	Year Ended December 31, 2011
	Tenant Origination and Absorption Costs	Tenant Relationship

Amortization	$(75)	$(7)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The remaining unamortized balance for these outstanding intangible assets and liabilities as of December 31, 2011 will be amortized for the years ending December 31 as follows:

	Tenant Origination and Absorption Costs	Tenant Relationship

2012	$187	$20
2013	187	20
2014	187	20
2015	187	20
2016	187	20
Thereafter	2,156	457

	$3,091	$557

Weighted-Average Remaining Amortization Period	18.0 years	29.2 years